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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR/A


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1355

                                 The Alger Funds
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: October 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS. Corrected pages for Report to Stockholders filed on Form N-CSR on January 9, 2006 are attached. Corrected pages replace the indicated pages from Form N-CSR filed on January 9, 2006.

--------------------------------------------------------------------------------
 ALGER HEALTH SCIENCES FUND FUND HIGHLIGHTS THROUGH OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 5/01/02 TO 10/31/05
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]


                               ALGER HEALTH             RUSSELL 3000
                                SCIENCES B              GROWTH INDEX
                               ------------             ------------
               5/01/02             10000                    10000
               10/31/02             9260                     8134
               10/31/03            11780                    10032
               10/31/04            13300                    10386
               10/31/05            16752                    11319

                               ENDING VALUE             ENDING VALUE
                               ALGER HEALTH             RUSSELL 3000
                               SCIENCES B: $16,613      GROWTH INDEX: $11,319


The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Health Sciences Class B shares, with a contingent deferred sales charge of 2%, and the Russell 3000 Growth Index on May 1, 2002, the inception date of the Alger Health Sciences Fund, through October 31, 2005. Figures for both the Alger Health Sciences Class B shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger Health Sciences Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.


--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON AS OF 10/31/05+

                                             AVERAGE ANNUAL TOTAL RETURNS
                                           1                         SINCE
                                          YEAR                     INCEPTION
--------------------------------------------------------------------------------
 CLASS A (INCEPTION 5/1/02)              21.54%                      15.29%
 Russell 3000 Growth Index                8.99%                       3.60%
--------------------------------------------------------------------------------
 CLASS B (INCEPTION 5/1/02)              22.46%                      15.88%
 Russell 3000 Growth Index                8.99%                       3.60%
--------------------------------------------------------------------------------
 CLASS C (INCEPTION 5/1/02)              26.38%                      16.25%
 Russell 3000 Growth Index                8.99%                       3.60%

THE FUND'S TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
 ALGER SMALLCAP AND MIDCAP GROWTH FUND FUND HIGHLIGHTS
 THROUGH OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 5/8/02 TO 10/31/05
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]


                             ALGER SMALLCAP AND          RUSSELL 2500
                              MIDCAP GROWTH B            GROWTH INDEX
                             ------------------          ------------
               5/8/02              10000                    10000
               10/31/02             7630                     7434
               10/31/03             9870                    10761
               10/31/04            10270                    11422
               10/31/05            12632                    13001

                             ENDING VALUE                ENDING VALUE
                             ALGER SMALLCAP AND          RUSSELL 2500
                             MIDCAP GROWTH B: $12,575    GROWTH INDEX: $13,001


The  chart  above  illustrates  the  change in value of a  hypothetical  $10,000 investment made in Alger SmallCap and MidCap Growth Class B shares, with a contingent deferred sales charge of 2%, and the Russell 2500 Growth Index on May 8, 2002, the inception date of the Alger SmallCap and MidCap Growth Fund, through October 31, 2005. Figures for both the Alger SmallCap and MidCap Growth Class B shares and the Russell 2500 Growth Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger SmallCap and MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.


--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON AS OF 10/31/05+

                                             AVERAGE ANNUAL TOTAL RETURNS
                                           1                         SINCE
                                          YEAR                     INCEPTION
--------------------------------------------------------------------------------
 CLASS A (INCEPTION 5/8/02)              19.10%                      6.51%
 Russell 2500 Growth Index               13.83%                      7.82%
--------------------------------------------------------------------------------
 CLASS B (INCEPTION 5/8/02)              19.95%                      6.94%
 Russell 2500 Growth Index               13.83%                      7.82%
--------------------------------------------------------------------------------
 CLASS C (INCEPTION 5/8/02)              23.95%                      7.42%
 Russell 2500 Growth Index               13.83%                      7.82%

THE FUND'S TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Alger Management, Inc. has implemented appropriate enhancements to the Funds' disclosure controls and procedures with respect to the data prepared by them.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

 By:   /s/Dan C. Chung

       Dan C. Chung

       President


Date:  May 3, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Dan C. Chung

       Dan C. Chung

       President


Date:  May 3, 2006



By:    /s/Frederick A. Blum

       Frederick A. Blum

       Treasurer


Date:  May 3, 2006